Other Receivable (Details) - Schedule of Breakdown of Other Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown of Other Receivable [Abstract]
Deposit	$ 14,066	$ 9,502
Deductible input business tax	106,270
Total	$ 120,336	$ 9,502